Nature of Operations	12 Months Ended
Dec. 31, 2021
Nature of Operations [Abstract]
Nature of Operations	NATURE OF OPERATIONS
Equinox Gold Corp. (the “Company” or “Equinox Gold”) was incorporated under the Business Corporations Act of British Columbia on March 23, 2007. Equinox Gold’s primary listing is on the Toronto Stock Exchange (“TSX”) in Canada where its common shares trade under the symbol “EQX”. The Company’s shares also trade on the NYSE American Stock Exchange in the United States under the symbol “EQX”. The Company's corporate office is at Suite 1501, 700 West Pender Street, Vancouver, British Columbia, Canada, V6C 1G8.
Equinox Gold is a mining company engaged in the operation, acquisition, exploration and development of mineral properties, with a focus on gold.
On April 7, 2021, the Company completed the acquisition of Premier Gold Mines Limited (“Premier”) (the “Premier Acquisition”) (note 5(a)). The results of operations of Premier are included in these consolidated financial statements from April 7, 2021. On March 10, 2020, the Company completed its acquisition of Leagold Mining Corporation (“Leagold”) (the “Leagold Acquisition”) (note 5(e)). The results of operations of Leagold are included in these consolidated financial statements from March 10, 2020.
All of the Company’s principal properties are located in the Americas. The Company’s principal properties and material subsidiaries are as follows:

Subsidiary	Location	Principal Property	Principal Activity	Ownership Interest
Western Mesquite Mines, Inc.	USA	Mesquite Mine (“Mesquite”)	Production	100%
Castle Mountain Venture	USA	Castle Mountain Mine (“Castle Mountain”)	Production	100%
Desarrollos Mineros San Luis S.A. de C.V.	Mexico	Los Filos Mine Complex (“Los Filos”)	Production	100%
Minera Mercedes Minerales, S. de. R.L. de C.V.	Mexico	Mercedes Mine (“Mercedes”)	Production	100%
Mineração Aurizona S.A.	Brazil	Aurizona Mine (“Aurizona”)	Production	100%
Fazenda Brasileiro Desenvolvimento Mineral Ltda	Brazil	Fazenda Mine (“Fazenda”)	Production	100%
Mineração Riacho Dos Machados Ltda	Brazil	RDM Mine (“RDM”)	Production	100%
Santa Luz Desenvolvimento Mineral Ltda	Brazil	Santa Luz project (“Santa Luz”)	Development	100%
The Company also has a 60% interest in Greenstone Gold Mines LP, which is a joint operation that owns the Greenstone development project (“Greenstone”). On December 16, 2021, the Company entered into a definitive agreement to sell its Mercedes Mine and as at December 31, 2021, the assets and liabilities relating to Mercedes were classified as held for sale (note 9).